Production, Operating and Transportation and Selling, General, and Administrative Expenses - Production, Operating and Trasportation Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Services and support costs	$ 1,119	$ 1,255
Salaries and benefits	576	773
Materials, equipment rentals and leases	191	250
Energy and utility	476	482
Licensing fees	160	204
Transportation	18	17
Other	20	49
Total production, operating and transportation expenses(1)	$ 2,560	$ 3,030